SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1999

Mercury
International                  [GRAPHIC OMITTED]
Fund

     OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                              --------------------
                                  M E R C U R Y
                                ASSET MANAGEMENT
                              --------------------

MERCURY MASTER
INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION
================================================================================

As a Percentage of Net Assets as of November 30, 1999

Mercury International Fund - Edgar

A pie chart depicting portfolio composition according to sector representation for the quarter ended November 30, 1999.

Consumer Goods--16.6%
Services--27.6%
Finance--19.4%
Cash Equivalent--4.2%
Multi-Industry--0.8%
Energy--8.1%
Capital Equipment--18.5%
Materials--4.8%

GEOGRAPHIC ASSET MIX
================================================================================

As a Percentage of Net Assets as of November 30, 1999

A pie chart depicting portfolio composition according to country representation for the quarter ended November 30, 1999.

Europe--61.0%
Japan--26.3%
Pacific Basin/Asia (Ex Japan & Australia)--5.6%
Australia--2.1%
Cash Equivalent--4.2%
Latin America--0.8%


                 November 30, 1999  1  Mercury International Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. For the quarter ended November 30, 1999, Mercury International Fund's Class I, Class A, Class B and Class C Shares had total returns of +11.86%, +11.80%, +11.61%, and +11.61%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's unmanaged benchmark Morgan Stanley Capital International Europe, Asia and Far East (MSCI
EAFE) Index had a total return of +8.43% for the same three-month period. Stock selection contributed positively to the Fund's returns relative to their respective regions within the benchmark. Our slight underweighting of Japanese equities negatively impacted relative performance.

Investment Environment

A growing belief that the US interest rate cycle may be close to its peak and continuing intensification of merger and acquisition activity underpinned global equity markets over the November quarter. The technology and telecommunications sectors pulled up the broader markets despite the legal battle between the world's largest technology company, Microsoft Corporation, and the US Government.

A prominent feature of the November quarter was the degree of consolidation, particularly in European equity markets, with major transactions announced in the energy, telecommunications, pharmaceutical and financial services sectors. The proposed take-over of NatWest Bank PLC by Bank of Scotland/Royal Bank of Scotland led to much speculation surrounding other major banks including Banque Nationale de Paris, Dresdner Bank and Deutsche Bank. Vodafone AirTouch PLC's unsolicited bid for Mannesmann AG is still to be resolved but is providing a boost to the whole telecommunications sector as both companies highlight the growth potential for wireless data traffic. However, the interventionist instincts of the German government present a challenge to continuing European corporate reform.

Doubts about the direction of economic policy in Germany were partly responsible for the euro's ongoing weakness against the US dollar. At the beginning of the November quarter, a plethora of data supporting the case for a stronger yen was released and confidence in the currency was further enhanced by the Bank of Japan's determination to remain independent and credible in the face of intense pressure from the Ministry of Finance to relax monetary policy. Lack of intervention, a record US trade deficit and an unexpectedly strong economy only served to strengthen the yen further as foreign investors continued to pour money into the Japanese stock market.

Toward the end of the November quarter, Japanese equity markets experienced a polarized rally, which saw "new" Japan companies, such as Softbank Corporation and Nippon Telegraph & Telephone Corporation, outperform while many of the large names in Japanese banking suffered. Signs of flexibility helped sentiment from the Bank of Japan with the announcement of the latest fiscal stimulus package, and continuing growth in corporate earnings.


                 November 30, 1999  2  Mercury International Fund

The Pacific Basin enjoyed a strong November, outperforming the MSCI World Index by almost 5%. The Hong Kong market was boosted by bilateral trade agreements between the United States and China, as well as higher-than-expected third quarter gross domestic product growth. In Australia, resource stocks finished November higher as oil prices rebounded sharply. Positive net inflows into emerging market equities were underpinned by better-than-expected liquidity conditions and the willingness of investors to embrace more risk.

Portfolio Activity

Activity in the Japanese portion of the Portfolio included the establishment of a holding in The Nikko Securities Co., Ltd., the Japanese brokerage house. The influence of Citigroup has broadened out beyond the Nikko Salomon Smith Barney joint venture. The combination of Citigroup's risk expertise, product innovation and cost control and Nikko's distribution system bodes well for earnings. The company is also well positioned to profit from increased trading activity in the Japanese stock market. A holding in Sharp Corporation, the world leader in liquid crystal display (LCD) technology was also initiated. We believe Sharp will perform strongly next year, buoyed by growing revenues from mobile phones and personal devices, such as the Palm Pilot and Nintendo Game Boy. Gains made on Japan Tobacco, Inc. were realized as government intentions to halve the number of Japanese smokers suggest toughening legislative and tax conditions.

The largest portion of the Portfolio was invested in pan-Europe where Portfolio activity centered on the retail, telecommunications, and financial services sectors. We initiated an investment in Carrefour SA because we expect that synergies from the merger with Promodes SA will be considerable, as will the improvement in global buying power. The management intends to keep most of the synergies in the form of higher margins, rather than reinvesting in lower pricing to drive volume growth, and the outlook for the stock is positive, in our opinion. At the beginning of November, we increased our holding in Mannesmann. The company is well placed to capitalize on wireless traffic growth across Europe and the world, as emphasized by its bid approach from Vodafone. We sold our position in Societe Generale, on a relative value basis the stock no longer represented the most attractive means of exposure to the French banking sector, and its stand alone strategy lacked sufficient clarity.

Investment Outlook

We remain positive regarding the outlook for international equities given strong economic growth and low inflation. Although we expect there will continue to be concerns over the potential for higher inflation and therefore higher interest rates, the sentiment of investors is positive and fund flows into international equities are run ning at high levels.

Economic recovery in Europe does appear to be gaining momentum, which has led to steadily rising earnings expectations. Corporate activity remains intense, and in the Eurozone, increased focus on shareholder value will continue to support equities.


                  November 30, 1999  3  Mercury International Fund

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek               /s/ Charles Prideaux

Jeffrey Peek                   Charles Prideaux
President                      Portfolio Manager

January 4, 2000

--------------------------------------------------------------------------------
To reduce shareholder expenses, Mercury International Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
--------------------------------------------------------------------------------

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.


                 November 30, 1999  4  Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

AGGREGATE TOTAL RETURN
================================================================================

                                                    % Return        % Return
                                                 Without Sales     With Sales
Class I Shares*                                      Charge          Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +14.60%         +8.58%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return       % Return
                                                 Without Sales    With Sales
Class A Shares*                                      Charge        Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +14.30%         +8.30%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return        % Return
                                                    Without          With
Class B Shares*                                       CDSC           CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +13.50%         +9.50%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return        % Return
                                                    Without          With
Class C Shares*                                       CDSC          CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 9/30/99                                      +13.50%        +12.50%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                                     3 Month        12 Month     Since Inception
As of November 30, 1999            Total Return   Total Return    Total Return
--------------------------------------------------------------------------------
Class I                              +11.86%        +24.56%         +27.30%
--------------------------------------------------------------------------------
Class A                              +11.80         +24.27          +27.00
--------------------------------------------------------------------------------
Class B                              +11.61         +23.31          +25.90
--------------------------------------------------------------------------------
Class C                              +11.61         +23.31          +25.90
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                November 30, 1999  5  Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 1999
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Assets:

Investment in Mercury Master International Portfolio,
 at value (identified cost--$407,355,419)                          $486,833,817
Prepaid registration fees and other assets                               56,964
                                                                   ------------
Total assets                                                        486,890,781
                                                                   ------------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                  317,863
Payable to administrator                                                 13,508
Accrued expenses and other liabilities                                  250,884
                                                                   ------------
Total liabilities                                                       582,255
                                                                   ------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                         $486,308,526
                                                                   ============
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                 $        412
Class A Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                          631
Class B Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                        1,592
Class C Shares of Common Stock, $.0001 par value, 100,000,000
 shares authorized                                                        1,217
Paid-in capital in excess of par                                    396,369,045
Accumulated investment loss--net                                     (1,287,162)
Undistributed realized capital gains on investments and
 foreign currency transactions from the Portfolio--net               11,744,393
Unrealized appreciation on investments and foreign currency
 transactions fromthe Portfolio--net                                 79,478,398
                                                                   ------------
Net assets                                                         $486,308,526
                                                                   ============
--------------------------------------------------------------------------------
Net Asset Value:

Class I--Based on net assets of $52,468,967 and 4,121,572
 shares outstanding                                                $      12.73
                                                                   ============
Class A--Based on net assets of $80,165,492 and 6,314,517
 shares outstanding                                                $      12.70
                                                                   ============
Class B--Based on net assets of $200,477,175 and 15,923,902
 shares outstanding                                                $      12.59
                                                                   ============
Class C--Based on net assets of $153,196,892 and 12,168,528
 shares outstanding                                                $      12.59
                                                                   ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 1999   6  Mercury International Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 1999
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio (net of $304,391
 foreign withholding tax)                                          $  2,624,783
Expenses allocated from the Portfolio                                (1,812,281)
                                                                    ------------
Net investment income from the Portfolio                                812,502
                                                                    ------------
--------------------------------------------------------------------------------
Expenses:

Account maintenance and distribution fees--Class B     $  856,616
Account maintenance and distribution fees--Class C        659,986
Administration fee                                        522,093
Transfer agent fees--Class B                               99,316
Account maintenance fees--Class A                          89,597
Transfer agent fees--Class C                               77,129
Registration fees                                          68,077
Transfer agent fees--Class A                               34,278
Printing and shareholder reports                           24,993
Transfer agent fees--Class I                               20,417
Professional fees                                          12,967
Accounting services                                         1,123
Other                                                       1,913
                                                       ----------
Total expenses                                                        2,468,505
                                                                   ------------
Investment loss--net                                                 (1,656,003)
                                                                   ------------
--------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized gain (loss) from the Portfolio on:
 Investments--net                                      10,270,696
 Foreign currency transactions--net                      (225,773)   10,044,923
                                                       ----------
Change in unrealized appreciation on investments and
 foreign currency transactions from the Portfolio--net               73,235,690
                                                                   ------------
Net realized and unrealized gain on investments and
 foreign currency transactions from the Portfolio                    83,280,613
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $ 81,624,610
                                                                   ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                November 30, 1999   7  Mercury International Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY INTERNATIONAL FUND
================================================================================

                                                                 For the Six    For the Period
                                                                Months Ended    Oct. 30, 1998+
  Increase (Decrease) in Net Assets:                            Nov. 30, 1999   to May 31, 1999
  ---------------------------------------------------------------------------------------------
  Operations:

  Investment income (loss)--net                                 $  (1,656,003)   $     640,423
  Realized gain on investments and foreign currency
   transactions from the Portfolio--net                            10,044,923        1,318,788
  Change in unrealized appreciation on investments and
   foreign currency transactions from the Portfolio--net           73,235,690        6,242,708
                                                                ------------------------------
  Net increase in net assets resulting from operations             81,624,610        8,201,919
                                                                ------------------------------
  ---------------------------------------------------------------------------------------------

  Capital Share Transactions:

  Net increase in net assets derived from capital
   share transactions                                              59,872,369      336,459,628
                                                                ------------------------------
  ---------------------------------------------------------------------------------------------

  Net Assets:

  Total increase in net assets                                    141,496,979      344,661,547
  Beginning of period                                             344,811,547          150,000
                                                                ------------------------------
  End of period*                                                $ 486,308,526    $ 344,811,547
                                                                ==============================
  ---------------------------------------------------------------------------------------------

* Undistributed (accumulated) investment income (loss)--net     $  (1,287,162)   $     368,841
                                                                ==============================
+ Commencement of operations.

See Notes to Financial Statements.


                 November 30, 1999  8  Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class I
                                                --------------------------------
                                                 For the Six     For the Period
                                                 Months Ended    Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:         Nov. 30, 1999**  to May 31, 1999
--------------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period            $    10.42         $   10.00
                                                --------------------------------
Investment income (loss)--net                           --++++           .06
Realized and unrealized gain on investments
 and foreign currency transactions from
 the Portfolio--net                                   2.31               .36
                                                --------------------------------
Total from investment operations                      2.31               .42
                                                --------------------------------
Net asset value, end of period                  $    12.73         $   10.42
                                                ================================
--------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                   22.17%++           4.20%++
                                                ================================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                           1.26%*            1.56%*
                                                ================================
Investment income (loss)--net                         (.02%)*           1.21%*
                                                ================================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   52,469         $  33,958
                                                ================================
--------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
+     Commencement of operations.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++    Aggregate total investment return.
++++  Amount is less than $.01 per share.

      See Notes to Financial Statements.


                  November 30, 1999   9  Mercury International Fund

MERCURY INTERNATIONAL FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                           Class A
                                                --------------------------------
                                                 For the Six     For the Period
                                                 Months Ended    Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:         Nov. 30, 1999**  to May 31, 1999
--------------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period            $     10.40         $   10.00
                                                --------------------------------
Investment income (loss)--net                          (.01)              .05
Realized and unrealized gain on investments
 and foreign currency transactions from
 the Portfolio--net                                    2.31               .35
                                                --------------------------------
Total from investment operations                       2.30               .40
                                                --------------------------------
Net asset value, end of period                  $     12.70         $   10.40
                                                ================================
--------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                    22.12%++           4.00%++
                                                ================================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                            1.51%*            1.82%*
                                                ================================
Investment income (loss)--net                          (.25%)*            .96%*
                                                ================================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $    80,166         $  59,373
                                                ================================
--------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
+     Commencement of operations.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                   November 30, 1999  10  Mercury International Fund

MERCURY INTERNATIONAL FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                           Class B
                                                --------------------------------
                                                 For the Six     For the Period
                                                 Months Ended    Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:         Nov. 30, 1999**  to May 31, 1999
--------------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period            $     10.36        $    10.00
                                                --------------------------------
Investment income (loss)--net                          (.06)              .01
Realized and unrealized gain on investments
 and foreign currency transactions from
 the Portfolio--net                                    2.29               .35
                                                --------------------------------
Total from investment operations                       2.23               .36
                                                --------------------------------
Net asset value, end of period                  $     12.59        $    10.36
                                                ================================
--------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                    21.53%++           3.60%++
                                                ================================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                            2.28%*            2.55%*
                                                ================================
Investment income (loss)--net                         (1.03%)*            .12%*
                                                ================================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   200,477        $  142,434
                                                ================================
--------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
+     Commencement of operations.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                 November 30, 1999  11  Mercury International Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY INTERNATIONAL FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                            Class C
                                                --------------------------------
                                                 For the Six     For the Period
                                                 Months Ended    Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:         Nov. 30, 1999**  to May 31, 1999
--------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period            $     10.36        $    10.00
                                                --------------------------------
Investment income (loss)--net                          (.06)              .01
Realized and unrealized gain on investments
 and foreign currency transactions from
 the Portfolio--net                                    2.29               .35
                                                --------------------------------
Total from investment operations                       2.23               .36
                                                --------------------------------
Net asset value, end of period                  $     12.59        $    10.36
                                                ================================
--------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                    21.53%++           3.60%++
                                                ================================
--------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                            2.28%*            2.56%*
                                                ================================
Investment income (loss)--net                         (1.03%)*            .14%*
                                                ================================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)        $   153,197        $  109,047
                                                ================================
--------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
+     Commencement of operations.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                 November 30, 1999  12  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND
================================================================================

1     Significant Accounting Policies:

      Mercury International Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


                    November 30, 1999  13  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                  Account          Distribution
                                              Maintenance Fee          Fee
      ==========================================================================
      Class A                                      .25%                 --
      --------------------------------------------------------------------------
      Class B                                      .25%                .75%
      --------------------------------------------------------------------------
      Class C                                      .25%                .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.


                 November 30, 1999  14  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      For the six months ended November 30, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                        MFD            MLPF&S
      ==========================================================================
      Class A                                         $10,912         $178,653
      --------------------------------------------------------------------------

      For the six months ended November 30, 1999, MLPF&S received contingent deferred sales charges of $278,704 and $65,857 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $900 relating to transactions subject to front-end sales charge waivers in Class A Shares.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 1999 were $66,204,075 and $8,837,390, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $59,872,369 and $336,459,628 for the six months ended November 30, 1999 and for the period October 30, 1998 to May 31, 1999, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended
      November 30, 1999                                 Shares    Dollar Amount
      ==========================================================================
      Shares sold                                     2,107,222    $ 23,893,338
      Shares redeemed                                (1,245,286)    (14,035,275)
                                                      -------------------------
      Net increase                                      861,936    $  9,858,063
                                                      =========================
      --------------------------------------------------------------------------

      Class I Shares for the Period October 30, 1998+
      to May 31, 1999                                   Shares    Dollar Amount
      ==========================================================================

      Shares sold                                     4,172,807    $ 42,867,726
      Shares redeemed                                  (916,921)     (9,645,414)
                                                      -------------------------
      Net increase                                    3,255,886    $ 33,222,312
                                                      =========================
      --------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.


                 November 30, 1999  15  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Six Months Ended
      November 30, 1999                                 Shares    Dollar Amount
      ==========================================================================
      Shares sold                                     1,347,525    $ 15,398,304
      Shares redeemed                                  (740,749)     (8,647,680)
                                                     --------------------------
      Net increase                                      606,776    $  6,750,624
                                                     ==========================
      --------------------------------------------------------------------------

      Class A Shares for the Period October 30, 1998+
      to May 31, 1999                                   Shares    Dollar Amount
      ==========================================================================
      Shares sold                                     6,270,524    $ 63,892,653
      Shares redeemed                                  (566,533)     (5,972,511)
                                                     --------------------------
      Net increase                                    5,703,991    $ 57,920,142
                                                     ==========================
      --------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.

      Class B Shares for the Six Months Ended
      November 30, 1999                                 Shares    Dollar Amount
      ==========================================================================
      Shares sold                                     3,158,787    $ 35,986,043
      Shares redeemed                                  (988,606)    (11,268,574)
                                                     --------------------------
      Net increase                                    2,170,181    $ 24,717,469
                                                     ==========================
      --------------------------------------------------------------------------

      Class B Shares for the Period October 30, 1998+
      to May 31, 1999                                   Shares    Dollar Amount
      ==========================================================================
      Shares sold                                    14,517,982    $146,815,939
      Shares redeemed                                  (768,011)     (8,017,841)
                                                     --------------------------
      Net increase                                   13,749,971    $138,798,098
                                                     ==========================
      --------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.

      Class C Shares for the Six Months Ended
      November 30, 1999                                 Shares    Dollar Amount
      ==========================================================================
      Shares sold                                     2,508,232    $ 28,561,615
      Shares redeemed                                  (869,449)    (10,015,402)
                                                     --------------------------
      Net increase                                    1,638,783    $ 18,546,213
                                                     ==========================
      --------------------------------------------------------------------------

      Class C Shares for the Period October 30, 1998+
      to May 31, 1999                                   Shares    Dollar Amount
      ==========================================================================
      Shares sold                                    11,118,122    $112,707,710
      Shares redeemed                                  (592,127)     (6,188,634)
                                                     --------------------------
      Net increase                                   10,525,995    $106,519,076
                                                     ==========================
      --------------------------------------------------------------------------
    + Prior to October 30, 1998 (commencement of operations), the Fund issued
      3,750 shares to Mercury International for $37,500.

5     Subsequent Event:

      On December 8, 1999, the Portfolio's Board of Directors declared an ordinary income dividend in the amount of $.279162 per Class I Share, $.250849 per Class A Share, $.166380 per Class B Share and $.166865 per Class C Share payable on December 16, 1999 to shareholders of record as of December 8, 1999.


                  November 30, 1999  16  Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                        In US Dollars
                                                                 ------------------------
                    Shares                                                     Percent of
Industries           Held                Investments                 Value     Net Assets
-----------------------------------------------------------------------------------------
EUROPE
=========================================================================================
Belgium

Insurance          106,568   Fortis 'B'                          $  3,672,628      0.8%
-----------------------------------------------------------------------------------------
Utilities--          7,229   Electrabel SA                          2,305,720      0.4
Electric & Gas
-----------------------------------------------------------------------------------------
                             Total Investments in Belgium           5,978,348      1.2
-----------------------------------------------------------------------------------------
Finland

Electrical &        90,661   Nokia Oyj                             12,833,616      2.6
Electronics
-----------------------------------------------------------------------------------------
                             Total Investments in Finland          12,833,616      2.6
-----------------------------------------------------------------------------------------
France

Automobiles         37,661   Valeo SA                               2,521,487      0.5
-----------------------------------------------------------------------------------------
Banking             36,307   Banque Nationale de Paris (BNP)        3,326,404      0.7
-----------------------------------------------------------------------------------------
Business/Public     62,029   Vivendi                                4,933,613      1.0
Services
-----------------------------------------------------------------------------------------
Energy Sources      70,610   Total Fina SA 'B'                      9,391,009      1.9
-----------------------------------------------------------------------------------------
Insurance           46,446   Axa                                    6,261,409      1.3
-----------------------------------------------------------------------------------------
Leisure/Tourism     19,173   Accor SA                               4,350,981      0.9
-----------------------------------------------------------------------------------------
Merchandising       24,281   Carrefour SA                           4,229,177      0.9
                    27,509   Pinault-Printemps-Redoute SA           5,733,085      1.2
                                                                 ------------------------
                                                                    9,962,262      2.1
-----------------------------------------------------------------------------------------
Metals--Steel       67,554   Usinor SA                              1,033,803      0.2
-----------------------------------------------------------------------------------------
                             Total Investments in France           41,780,968      8.6
-----------------------------------------------------------------------------------------
Germany

Automobiles         31,805   DaimlerChrysler AG                     2,164,638      0.4
-----------------------------------------------------------------------------------------
Banking             53,597   HypoVereinsbank                        3,324,026      0.7
-----------------------------------------------------------------------------------------
Chemicals           86,239   Bayer AG                               3,646,668      0.7
-----------------------------------------------------------------------------------------
Electrical &        85,063   Siemens AG                             8,572,707      1.8
Electronics
-----------------------------------------------------------------------------------------
Insurance           17,871   Allianz AG (Registered Shares)         5,231,326      1.1
-----------------------------------------------------------------------------------------
Telecommuni-       109,050   Mannesmann AG                         22,660,974      4.7
cations
-----------------------------------------------------------------------------------------
Transportation--    59,413   Deutsche Lufthansa AG
Airlines                     (Registered Shares)                    1,307,600      0.2
-----------------------------------------------------------------------------------------
                             Total Investments in Germany          46,907,939      9.6
-----------------------------------------------------------------------------------------


                   November 30, 1999  17  Mercury International Fund

                                                                            In US Dollars
                                                                        ---------------------
                       Shares                                                      Percent of
Industries              Held                Investments                  Value     Net Assets
---------------------------------------------------------------------------------------------
EUROPE (continued)
=============================================================================================
Italy

Banking                783,567    Unicredito Italiano SpA               $ 3,652,585     0.8%
---------------------------------------------------------------------------------------------
Energy Sources         534,231    ENI SpA                                 2,925,979     0.6
---------------------------------------------------------------------------------------------
                                  Total Investments in Italy              6,578,564     1.4
---------------------------------------------------------------------------------------------
Luxembourg

Banking                 38,198    Safra Republic Holdings, SA             2,635,662     0.6
---------------------------------------------------------------------------------------------
                                  Total Investments in Luxembourg         2,635,662     0.6
---------------------------------------------------------------------------------------------
Netherlands

Appliances &            42,723    Koninklijke (Royal) Philips
Household Durables                Electronics NV                          5,198,183     1.1
---------------------------------------------------------------------------------------------
Beverages & Tobacco     59,001    Heineken NV                             2,851,306     0.6
---------------------------------------------------------------------------------------------
Broadcasting &          88,697    Wolters Kluwer NV 'A'                   2,674,539     0.5
Publishing
---------------------------------------------------------------------------------------------
Chemicals               78,681    Akzo Nobel NV                           3,366,681     0.7
---------------------------------------------------------------------------------------------
Energy Sources         103,152    Royal Dutch Petroleum Company           6,068,156     1.2
---------------------------------------------------------------------------------------------
Food & Household        91,316    Koninklijke Numico NV                   3,355,699     0.7
Products                89,049    Unilever NV 'A'                         4,904,103     1.0
                                                                        ---------------------
                                                                          8,259,802     1.7
---------------------------------------------------------------------------------------------
Insurance              119,545    ING Groep NV                            6,721,989     1.4
---------------------------------------------------------------------------------------------
                                  Total Investments in the Netherlands   35,140,656     7.2
---------------------------------------------------------------------------------------------
Norway

Insurance              250,000  + Storebrand ASA                         1,754,005     0.4
---------------------------------------------------------------------------------------------
                                  Total Investments in Norway            1,754,005     0.4
---------------------------------------------------------------------------------------------
Spain

Banking                424,831    Banco Santander Central Hispano, SA    4,666,424     1.0
---------------------------------------------------------------------------------------------
Data Processing &          620  + Terra Networks, SA (ADR)*                 20,925     0.0
Reproduction
---------------------------------------------------------------------------------------------
Telecommuni-           365,172  + Telefonica SA                          7,603,109     1.6
cations                  7,096  + Telefonica SA (New Shares)               135,955     0.0
                                                                        ---------------------
                                                                         7,739,064     1.6
---------------------------------------------------------------------------------------------
                                  Total Investments in Spain            12,426,413     2.6
---------------------------------------------------------------------------------------------


                 November 30, 1999 18 Mercury International Fund

                                                                               In US Dollars
                                                                        ------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
EUROPE (continued)
================================================================================================
Sweden

Electrical &            29,378  + ABB Ltd.                              $ 2,890,093       0.6%
Electronics            117,014    Telefonaktiebolaget LM Ericsson 'B'     5,679,957       1.2
                                                                        ------------------------
                                                                          8,570,050       1.8
------------------------------------------------------------------------------------------------
Insurance               76,276    Skandia Forsakrings AB                  1,826,567       0.3
------------------------------------------------------------------------------------------------
Multi-Industry         209,977    Investor AB 'B'                         2,829,179       0.6
------------------------------------------------------------------------------------------------
                                  Total Investments in Sweden            13,225,796       2.7
------------------------------------------------------------------------------------------------
Switzerland

Banking                 18,627    Credit Suisse Group
                                  (Registered Shares)                     3,483,926       0.7
------------------------------------------------------------------------------------------------
Business/Public          7,264    Adecco SA (Registered Shares)           4,644,466       0.9
Services
------------------------------------------------------------------------------------------------
Food & Household         2,406    Nestle SA (Registered Shares)           4,329,166       0.9
Products
------------------------------------------------------------------------------------------------
Health & Personal        3,449    Novartis AG (Registered Shares)         5,375,375       1.1
Care                       433    Roche Holding AG                        5,226,707       1.1
                                                                        ------------------------
                                                                         10,602,082       2.2
------------------------------------------------------------------------------------------------
                                  Total Investments in Switzerland       23,059,640       4.7
------------------------------------------------------------------------------------------------
United Kingdom

Aerospace &            430,358    British Aerospace PLC                   2,457,595       0.5
Military Technology
------------------------------------------------------------------------------------------------
Banking                203,175    Barclays PLC                            5,853,793       1.2
                       396,180    Lloyds TSB Group PLC                    5,060,881       1.0
                                                                        ------------------------
                                                                         10,914,674       2.2
------------------------------------------------------------------------------------------------
Beverages &            277,901    Diageo PLC                              2,512,621       0.5
Tobacco
------------------------------------------------------------------------------------------------
Broadcasting &         424,753    Reed International PLC                  2,653,778       0.6
Publishing
------------------------------------------------------------------------------------------------
Energy Sources         782,009    BP Amoco PLC                            7,941,836       1.6
------------------------------------------------------------------------------------------------
Health & Personal      102,658    AstraZeneca Group PLC                   4,572,240       0.9
Care                   334,769    Glaxo Wellcome PLC                     10,007,586       2.1
                       344,259    SmithKline Beecham PLC                  4,592,169       0.9
                                                                        ------------------------
                                                                         19,171,995       3.9
------------------------------------------------------------------------------------------------
Insurance              226,354    Allied Zurich PLC                       2,734,755       0.6
                       191,187    CGU PLC                                 2,891,149       0.6
                                                                        ------------------------
                                                                          5,625,904       1.2
------------------------------------------------------------------------------------------------


                 November 30, 1999  19  Mercury International Fund

                                                                               In US Dollars
                                                                       -------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
EUROPE (concluded)
================================================================================================
United Kingdom (concluded)

Leisure/Tourism        214,365    Granada Group PLC                    $  1,757,315       0.4%
------------------------------------------------------------------------------------------------
Merchandising           87,123    Dixons Group PLC                        1,894,401       0.4
                       104,657    Kingfisher PLC                            964,574       0.2
                     1,711,403    Tesco PLC                               4,617,538       0.9
                                                                       -------------------------
                                                                          7,476,513       1.5
------------------------------------------------------------------------------------------------
Metals/Non-Ferrous   71,875Rio    Tinto PLC (Registered Shares)           1,407,251       0.3
------------------------------------------------------------------------------------------------
Mining                  18,000    Anglo American PLC                      1,056,490       0.2
------------------------------------------------------------------------------------------------
Recreation & Other     196,310    EMI Group PLC                           1,610,867       0.3
Consumer Goods
------------------------------------------------------------------------------------------------
Telecommuni-           471,612    British Telecommunications PLC          9,447,710       2.0
cations                300,197    Cable & Wireless PLC                    3,846,721       0.8
                     1,914,546    Vodafone AirTouch PLC                   8,997,963       1.8
                                                                       -------------------------
                                                                         22,292,394       4.6
------------------------------------------------------------------------------------------------
Transportation--       267,614    The Peninsular and Oriental Steam
Shipping                          Navigation Company                      3,923,349       0.8
------------------------------------------------------------------------------------------------
Utilities--            694,740    BG PLC                                  3,643,898       0.8
Electric & Gas
------------------------------------------------------------------------------------------------
                                  Total Investments in the
                                  United Kingdom                         94,446,480      19.4
------------------------------------------------------------------------------------------------
                                  Total Investments in Europe
                                  (Cost--$270,766,780)                  296,768,087      61.0
------------------------------------------------------------------------------------------------

LATIN AMERICA
================================================================================================
Brazil

Banking                 11,200    Uniao de Bancos Brasileiros SA
                                  (Unibanco) (GDR)**                        263,900       0.1
------------------------------------------------------------------------------------------------
Beverages & Tobacco     10,800    Companhia Cervejaria Brahma
                                  (Preferred) (ADR)*                        140,400       0.0
------------------------------------------------------------------------------------------------
Telecommunications       5,600    Tele Centro Sul Participacoes
                                  SA (ADR)*                                 382,200       0.1
                         9,400    Telesp Celular Participacoes
                                  SA (ADR)*                                 269,663       0.0
                        18,500    Telesp Participacoes SA (ADR)*            333,000       0.1
                                                                       -------------------------
                                                                            984,863       0.2
------------------------------------------------------------------------------------------------
                                  Total Investments in Brazil             1,389,163       0.3
------------------------------------------------------------------------------------------------


                   November 30, 1999  20   Mercury International Fund

                                                                               In US Dollars
                                                                       -------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
LATIN AMERICA (concluded)
================================================================================================
Chile

Beverages & Tobacco      4,200    Compania Cervecerias Unidas
                                  SA (ADR)*                            $    117,600       0.0%
------------------------------------------------------------------------------------------------
                                  Total Investments in Chile                117,600       0.0
------------------------------------------------------------------------------------------------
Mexico

Beverages & Tobacco     37,500    Coca-Cola Femsa SA (ADR)*                 576,563       0.1
                         6,000    Fomento Economico Mexicano,
                                  SA de CV (ADR)*                           227,250       0.1
                                                                       -------------------------
                                                                            803,813       0.2
------------------------------------------------------------------------------------------------
Broadcasting &          22,000  + Grupo Televisa SA (GDR)**               1,073,875       0.2
Publishing
------------------------------------------------------------------------------------------------
Construction &           8,500    Desc, SA de CV (ADR)*                     146,625       0.0
Housing
------------------------------------------------------------------------------------------------
Primary Metals          12,900    Tubos de Acero de Mexico SA (ADR)*        162,056       0.0
------------------------------------------------------------------------------------------------
Telecommunications       4,600    Telefonos de Mexico SA (ADR)*             425,788       0.1
------------------------------------------------------------------------------------------------
                                  Total Investments in Mexico             2,612,157       0.5
------------------------------------------------------------------------------------------------
                                  Total Investments in Latin America
                                  (Cost--$4,074,291)                      4,118,920       0.8
------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
================================================================================================
Australia

Banking                118,000    Colonial Limited                          470,403       0.1
                        90,000    Commonwealth Bank of Australia          1,484,339       0.3
                                                                       -------------------------
                                                                          1,954,742       0.4
------------------------------------------------------------------------------------------------
Beverages & Tobacco      9,000    Foster's Brewing Group Limited             24,131       0.0
------------------------------------------------------------------------------------------------
Business/Public         34,000    Brambles Industries Limited               932,696       0.2
Services
------------------------------------------------------------------------------------------------
Electrical &           208,000    Telstra Corporation Limited             1,211,377       0.2
Electronics
------------------------------------------------------------------------------------------------
Energy Sources          90,000    Broken Hill Proprietary Company
                                  Limited                                   986,908       0.2
------------------------------------------------------------------------------------------------
Forest Products &      200,000    Amcor Limited                             868,248       0.2
Paper
------------------------------------------------------------------------------------------------
Merchandising          267,000    Coles Myer Limited                      1,358,069       0.3
------------------------------------------------------------------------------------------------
Metals/Non-Ferrous     110,000    Rio Tinto Limited                       1,926,792       0.4
------------------------------------------------------------------------------------------------
Recreation & Other     110,000    TABCORP Holdings Limited                  750,994       0.2
Consumer Goods
------------------------------------------------------------------------------------------------
                                  Total Investments in Australia         10,013,957       2.1
------------------------------------------------------------------------------------------------


                 November 30, 1999  21  Mercury International Fund

                                                                               In US Dollars
                                                                       -------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
================================================================================================
Hong Kong

Banking                 81,000    HSBC Holdings PLC                    $  1,069,097       0.2%
                       365,741    HSBC Holdings PLC (GBP)                 4,712,800       1.0
                                                                       -------------------------
                                                                          5,781,897       1.2
------------------------------------------------------------------------------------------------
Industrial--           283,000    Hutchison Whampoa Limited               3,489,261       0.7
Components
------------------------------------------------------------------------------------------------
Transportation--     1,085,000    Cathay Pacific Airways                  2,067,758       0.4
Airlines
------------------------------------------------------------------------------------------------
Utilities--          1,733,100    Hong Kong and China Gas
Electric & Gas                    Company Ltd.                            2,253,996       0.5
------------------------------------------------------------------------------------------------
                                  Total Investments in Hong Kong         13,592,912       2.8
------------------------------------------------------------------------------------------------
Japan

Appliances &            69,000    Matsushita Electric Industrial
Household                         Company, Ltd.                           1,745,425       0.3
Durables               148,000    Sharp Corporation                       3,019,669       0.6
                        23,000    Sony Corporation                        4,253,841       0.9
                                                                       -------------------------
                                                                          9,018,935       1.8
------------------------------------------------------------------------------------------------
Automobiles             80,000    Toyota Motor Corporation                2,708,680       0.6
------------------------------------------------------------------------------------------------
Banking                179,000    The Fuji Bank, Limited                  2,140,503       0.5
                       175,000    The Sanwa Bank, Ltd.                    2,123,495       0.4
                       159,000    The Sumitomo Bank, Ltd.                 2,435,023       0.5
                       235,000    The Tokai Bank Ltd.                     1,625,844       0.3
                                                                       -------------------------
                                                                          8,324,865       1.7
------------------------------------------------------------------------------------------------
Chemicals              395,000    Asahi Chemical Industry Co., Ltd.       2,149,134       0.4
                       332,000    Mitsui Chemicals Inc.                   2,716,039       0.6
                       370,000    Toray Industries, Inc.                  1,799,491       0.4
                                                                       -------------------------
                                                                          6,664,664       1.4
------------------------------------------------------------------------------------------------
Construction &         250,000    Sekisui House, Ltd.                     2,421,959       0.5
Housing
------------------------------------------------------------------------------------------------
Data Processing &       96,000    Fujitsu Limited                         3,400,724       0.7
Reproduction            19,000    Trend Micro Incorporated                3,997,456       0.8
                                                                       -------------------------
                                                                          7,398,180       1.5
------------------------------------------------------------------------------------------------
Electrical &           294,000    Hitachi Ltd.                            4,056,561       0.8
Electronics            104,000    NEC Corporation                         2,427,243       0.5
                           286    NTT Data Corporation                    6,968,784       1.4
                         7,100    Softbank Corporation                    5,120,560       1.1
                                                                       -------------------------
                                                                         18,573,148       3.8
------------------------------------------------------------------------------------------------


                  November 30, 1999  22  Mercury International Fund

                                                                               In US Dollars
                                                                       -------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
================================================================================================
Japan (concluded)

Electronic              10,000    Fujitsu Support and Service Inc.
Components/                       (FSAS)                               $  4,207,848       0.8%
Instruments             31,000    Murata Manufacturing Co., Ltd.          5,132,792       1.1
                                                                       -------------------------
                                                                          9,340,640       1.9
------------------------------------------------------------------------------------------------
Energy Sources         338,000    Mitsui Mining & Smelting Co., Ltd.      1,769,547       0.4
------------------------------------------------------------------------------------------------
Financial Services     340,000    The Nikko Securities Co., Ltd.          4,225,462       0.9
                       176,000    The Nomura Securities Co., Ltd.         3,134,553       0.6
                                                                       -------------------------
                                                                          7,360,015       1.5
------------------------------------------------------------------------------------------------
Food & Household        97,000    Kao Corporation                         2,876,113       0.6
Products
------------------------------------------------------------------------------------------------
Health & Personal       56,000    Takeda Chemical Industries, Ltd.        3,298,953       0.7
Care
------------------------------------------------------------------------------------------------
Industrial--            72,000    Bridgestone Corp.                       1,775,516       0.4
Components             189,000    Minebea Company Ltd.                    2,946,247       0.6
                                                                       -------------------------
                                                                          4,721,763       1.0
------------------------------------------------------------------------------------------------
Insurance              145,000    The Sumitomo Marine & Fire
                                  Insurance Co., Ltd.                     1,020,207       0.2
------------------------------------------------------------------------------------------------
Machinery &             63,000    Komori Corporation                      1,236,080       0.3
Engineering            361,000    NSK Limited                             3,069,860       0.6
                       662,000    Sumitomo Heavy Industries, Ltd.         1,956,395       0.4
                                                                       -------------------------
                                                                          6,262,335       1.3
------------------------------------------------------------------------------------------------
Merchandising           10,000    Tokyo Electron Limited                  1,037,283       0.2
------------------------------------------------------------------------------------------------
Metals--Steel          875,000    Nippon Steel Corporation                1,969,371       0.4
------------------------------------------------------------------------------------------------
Metals/Non-Ferrous     236,000    Mitsubishi Materials Corporation          508,073       0.1
------------------------------------------------------------------------------------------------
Real Estate            287,000    Mitsubishi Estate Company, Limited      3,089,343       0.6
------------------------------------------------------------------------------------------------
Telecommunications         252    NTT Mobile Communications
                                  Network, Inc.                           8,828,261       1.8
                           700    Nippon Telegraph & Telephone
                                  Corporation (NTT)                      12,535,473       2.6
                                                                       -------------------------
                                                                         21,363,734       4.4
------------------------------------------------------------------------------------------------
Textiles & Apparel      24,000    World Co., Ltd.                         3,172,913       0.7
------------------------------------------------------------------------------------------------
Transportation--           407    East Japan Railway Company              2,389,666       0.5
Road & Rail
------------------------------------------------------------------------------------------------
Utilities--             90,000    Tokyo Electric Power                    2,532,048       0.5
Electric & Gas
------------------------------------------------------------------------------------------------
                                  Total Investments in Japan            127,822,435      26.3
------------------------------------------------------------------------------------------------


                November 30, 1999  23  Mercury International Fund

                                                                               In US Dollars
                                                                       -------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
================================================================================================
Singapore

Broadcasting &         105,000    Singapore Press Holdings Ltd.        $  1,967,813       0.4%
Publishing
------------------------------------------------------------------------------------------------
Multi-Industry         250,000    NatSteel Electronics Ltd.               1,033,734       0.2
------------------------------------------------------------------------------------------------
Transportation--       134,000    Singapore Airlines Limited 'Foreign'    1,355,307       0.3
Airlines
------------------------------------------------------------------------------------------------
                                  Total Investments in Singapore          4,356,854       0.9
------------------------------------------------------------------------------------------------
South Korea

Electronic              13,500    Samsung Electronics (GDR)** (a)         1,396,575       0.3
Components/
Instruments
------------------------------------------------------------------------------------------------
Financial Services      48,419    Kookmin Bank (GDR)** (a)                  760,178       0.2
------------------------------------------------------------------------------------------------
Metals--Steel           18,000    Pohang Iron & Steel Company
                                  Ltd. (ADR)*                               646,875       0.1
------------------------------------------------------------------------------------------------
Telecommunications      25,000  + Korea Telecom Corporation (ADR)*        1,325,000       0.3
------------------------------------------------------------------------------------------------
Utilities--Electric &  36,000     Korea Electric Power Corporation
Gas                               (ADR)*                                    720,000       0.1
------------------------------------------------------------------------------------------------
                                  Total Investments in South Korea        4,848,628       1.0
------------------------------------------------------------------------------------------------
Taiwan

Data Processing &       50,000    Asustek Computer Inc. (GDR)**             757,500       0.1
Reproduction            70,000  + Siliconware Precision Industries
                                  Company (GDR)**                           913,500       0.2
                        28,290  + Taiwan Semiconductor Manufacturing
                                  Company Ltd. (ADR)*                     1,013,136       0.2
                                                                       -------------------------
                                                                          2,684,136       0.5
------------------------------------------------------------------------------------------------
Metals--Steel           35,760    China Steel Corporation (GDR)**           611,496       0.1
------------------------------------------------------------------------------------------------
                                  Total Investments in Taiwan             3,295,632       0.6
------------------------------------------------------------------------------------------------


                November 30, 1999  24   Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                               In US Dollars
                                                                       -------------------------
                       Shares                                                         Percent of
Industries              Held                Investments                     Value     Net Assets
------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
================================================================================================
Thailand

Banking                300,000  + Thai Farmers Bank Public Company     $    404,053       0.1%
                                  Limited 'Foreign'
------------------------------------------------------------------------------------------------
Business/Public         40,000  + Advanced Info Service Public
Services                          Company Limited 'Foreign'                 572,601       0.1
------------------------------------------------------------------------------------------------
Telecommunications     250,000    Total Access Communication Public
                                  Company Limited (ADR)*                    715,000       0.1
------------------------------------------------------------------------------------------------
                                  Total Investments in Thailand           1,691,654       0.3
------------------------------------------------------------------------------------------------
                                  Total Investments in the
                                  Pacific Basin/Asia
                                  (Cost--$112,179,813)                  165,622,072      34.0
------------------------------------------------------------------------------------------------
                                  Total Investments
                                  (Cost--$387,020,884)                  466,509,079      95.8

                                  Time Deposit***                        15,312,000       3.2

                                  Other Assets Less Liabilities           5,012,864       1.0
                                                                       -------------------------
                                  Net Assets                           $486,833,943     100.0%
                                                                       =========================
------------------------------------------------------------------------------------------------

*     American Depositary Receipts (ADR).
**    Global Depositary Receipts (GDR).
***   Time deposit bears interest at 5.687% and matures on 12/01/1999.
+     Non-income producing security.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      See Notes to Financial Statements.


            November 30, 1999  25  Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of November 30, 1999
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$387,020,884)                   $466,509,079
Time deposit                                                              15,312,000
Receivables:
 Securities sold                                         $ 5,342,340
 Contributions                                             1,222,691
 Dividends                                                   790,423
 Interest                                                      2,419       7,357,873
                                                         -----------
Prepaid expenses                                                               3,746
                                                                        ------------
Total assets                                                             489,182,698
                                                                        ------------
------------------------------------------------------------------------------------

Liabilities:

Payables:
 Custodian bank                                            1,440,095
 Withdrawals                                                 699,271
 Securities purchased                                         42,307
 Investment adviser                                           40,569       2,222,242
                                                         -----------
Accrued expenses and other liabilities                                       126,513
                                                                        ------------
Total liabilities                                                          2,348,755
                                                                        ------------
------------------------------------------------------------------------------------

Net Assets:

Net assets                                                              $486,833,943
                                                                        ============
------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                       $407,355,521
Unrealized appreciation on investments and foreign
 currency transactions--net                                               79,478,422
                                                                        ------------
Net assets                                                              $486,833,943
                                                                        ============
------------------------------------------------------------------------------------

See Notes to Financial Statements.


              November 30, 1999  26  Mercury International Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 1999
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $304,391 foreign withholding tax)                           $ 2,298,782
Interest and discount earned                                                      326,001
                                                                              -----------
Total income                                                                    2,624,783
                                                                              -----------
-----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                       $ 1,567,739
Custodian fees                                                     168,010
Accounting services                                                 31,727
Professional fees                                                   31,589
Trustees' fees and expenses                                         13,216
                                                               -----------
Total expenses                                                                  1,812,281
                                                                              -----------
Investment income--net                                                            812,502
                                                                              -----------
-----------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net:

Realized gain (loss) from:
 Investments--net                                               10,270,699
 Foreign currency transactions--net                               (225,773)    10,044,926
                                                               -----------
Change in unrealized appreciation/depreciation on:
 Investments--net                                               73,163,330
 Foreign currency transactions--net                                 72,380     73,235,710
                                                               --------------------------
Net realized and unrealized gain on investments and foreign
 currency transactions                                                         83,280,636
                                                                              -----------
Net Increase in Net Assets Resulting from Operations                          $84,093,138
                                                                              ===========
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 November 30, 1999  27  Mercury International Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                 For the Six    For the Period
                                                                Months Ended    Oct. 30, 1998+
Increase in Net Assets:                                         Nov. 30, 1999   to May 31, 1999
-----------------------------------------------------------------------------------------------
Operations:

Investment income--net                                           $    812,502      $  3,082,401
Realized gain on investments and foreign currency
 transactions--net                                                 10,044,926         1,318,788
Change in unrealized appreciation/depreciation on
 investments and foreign currency transactions--net                73,235,710         6,242,712
                                                                 ------------------------------
Net increase in net assets resulting from operations               84,093,138        10,643,901
                                                                 ------------------------------
-----------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions      57,366,685       334,730,219
                                                                 ------------------------------
-----------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                      141,459,823       345,374,120
Beginning of period                                               345,374,120                --
                                                                 ------------------------------
End of period                                                    $486,833,943      $345,374,120
                                                                 ==============================
-----------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               November 30, 1999  28  Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================
The following ratios have been derived from information provided in the financial statements.
                                                  For the Six    For the Period
                                                  Months Ended   Oct. 30, 1998+
                                                 Nov. 30, 1999   to May 31, 1999
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                .86%*             .95%*
                                                   =============================
Investment income--net                                  .39%*            1.76%*
                                                   =============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)           $486,834        $  345,374
                                                   =============================
Portfolio turnover                                    23.89%            24.19%
                                                   =============================
--------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


               November 30, 1999  29   Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such ini tial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin


                November 30, 1999  30  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


               November 30, 1999  31  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Custodian bank--The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolios' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolios' net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $3,905 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 1999.

      Accounting services are provided to the Portfolio by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.


                November 30, 1999  32  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

3 Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 1999 were $152,783,639 and $94,726,760, respectively.

      Net realized gains (losses) for the six months ended November 30, 1999 and net unrealized gains (losses) as of November 30, 1999 were as follows:

                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
      ==========================================================================

      Long-term investments                      $10,270,699       $79,488,195
      Foreign currency transactions                 (225,773)           (9,773)
                                                 -----------------------------
      Total                                      $10,044,926       $79,478,422
                                                 =============================
      --------------------------------------------------------------------------

      As of November 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $79,488,195, of which $96,478,107 related to appreciated securities and $16,989,912 related to depreciated securities. At November 30, 1999, the aggregate cost of investments for Federal income tax purposes was $387,020,884.

4     Commitments:

      O At November 30, 1999, the Portfolio had entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $5,285,000.


                 November 30, 1999  33   Mercury International Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF NOVEMBER 30, 1999
================================================================================

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
================================================================================
Mannesmann AG                                                             4.7%
--------------------------------------------------------------------------------
Nokia Oyj                                                                 2.6
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone
  Corporation (NTT)                                                       2.6
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                        2.1
--------------------------------------------------------------------------------
British Telecommunications PLC                                            2.0
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                         1.9
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                     1.8
--------------------------------------------------------------------------------
NTT Mobile Communications
  Network, Inc.                                                           1.8
--------------------------------------------------------------------------------
Siemens AG                                                                1.8
--------------------------------------------------------------------------------
BP Amoco PLC                                                              1.6
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
================================================================================
Japan                                                                    26.3%
--------------------------------------------------------------------------------
United Kingdom                                                           19.4
--------------------------------------------------------------------------------
Germany                                                                   9.6
--------------------------------------------------------------------------------
France                                                                    8.6
--------------------------------------------------------------------------------
Netherlands                                                               7.2
--------------------------------------------------------------------------------
Switzerland                                                               4.7
--------------------------------------------------------------------------------
Hong Kong                                                                 2.8
--------------------------------------------------------------------------------
Sweden                                                                    2.7
--------------------------------------------------------------------------------
Finland                                                                   2.6
--------------------------------------------------------------------------------
Spain                                                                     2.6
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================
Telecommunications                                                       16.0%
--------------------------------------------------------------------------------
Electrical & Electronics                                                 10.2
--------------------------------------------------------------------------------
Banking                                                                  10.2
--------------------------------------------------------------------------------
Health & Personal Care                                                    6.8
--------------------------------------------------------------------------------
Insurance                                                                 6.7
--------------------------------------------------------------------------------
Energy Sources                                                            5.9
--------------------------------------------------------------------------------
Merchandising                                                             4.1
--------------------------------------------------------------------------------
Food & Household Products                                                 3.2
--------------------------------------------------------------------------------
Appliances & Household Durables                                           2.9
--------------------------------------------------------------------------------
Chemicals                                                                 2.8
--------------------------------------------------------------------------------


                November 30, 1999  34  Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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